Fair Value (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value
Interest rate threshold used in determination of accounting for loans underlying mortgage servicing rights (as a percent)	4.50%	4.50%
Assets:
Short-term investments at fair value	$ 156,148	$ 53,164	$ 16,041
Mortgage loans held for sale at fair value	656,341	448,384	89,857
Mortgage servicing rights at fair value	23,070	19,798	25,698
Derivative assets:
Total derivative assets before netting	114,413	28,381	5,460
Netting	(77,236)	(1,091)
Total derivative assets	37,177	27,290	5,460
Derivative liabilities:
Total derivative liabilities before netting	57,898	2,294
Netting	(30,453)	(1,785)
Total derivative liabilities	27,445	509
PMT
Assets:
Investment in PMT	1,579	1,897	1,247
Recurring basis | Total
Assets:
Short-term investments at fair value	156,148	53,164	16,041
Mortgage loans held for sale at fair value	656,341	448,384	89,857
Mortgage servicing rights at fair value	23,070	19,798	25,698
Derivative assets:
Total derivative assets before netting	114,413	28,381
Netting	(77,236)	(1,091)
Total derivative assets	37,177	27,290	5,460
Total assets	874,315	550,533	138,303
Derivative liabilities:
Total derivative liabilities before netting	57,898	2,294
Netting	(30,453)	(1,785)
Total derivative liabilities	27,445	509
Recurring basis | Total | PMT
Assets:
Investment in PMT	1,579	1,897	1,247
Recurring basis | Total | Interest rate lock commitments
Derivative assets:
Total derivative assets before netting	9,155	23,951
Derivative liabilities:
Total derivative liabilities before netting	25,365	11
Recurring basis | Total | Forward contracts | Purchases
Derivative assets:
Total derivative assets before netting	5,550	1,645
Derivative liabilities:
Total derivative liabilities before netting	23,306	389
Recurring basis | Total | Forward contracts | Sales
Derivative assets:
Total derivative assets before netting	93,579	1,818
Derivative liabilities:
Total derivative liabilities before netting	9,227	1,894
Recurring basis | Total | MBS put options
Derivative assets:
Total derivative assets before netting	4,194	967
Recurring basis | Total | MBS call options
Derivative assets:
Total derivative assets before netting	1,935
Recurring basis | Level 1
Assets:
Short-term investments at fair value	156,148	53,164	16,041
Derivative assets:
Total assets	157,727	55,061	17,288
Recurring basis | Level 1 | PMT
Assets:
Investment in PMT	1,579	1,897	1,247
Recurring basis | Level 2
Assets:
Mortgage loans held for sale at fair value	651,816	448,384	89,857
Derivative assets:
Total derivative assets before netting	105,258	4,430
Total derivative assets	105,258	4,430	(2,445)
Total assets	757,074	452,814	87,412
Derivative liabilities:
Total derivative liabilities before netting	32,533	2,283
Total derivative liabilities	32,533	2,283
Recurring basis | Level 2 | Forward contracts | Purchases
Derivative assets:
Total derivative assets before netting	5,550	1,645
Derivative liabilities:
Total derivative liabilities before netting	23,306	389
Recurring basis | Level 2 | Forward contracts | Sales
Derivative assets:
Total derivative assets before netting	93,579	1,818
Derivative liabilities:
Total derivative liabilities before netting	9,227	1,894
Recurring basis | Level 2 | MBS put options
Derivative assets:
Total derivative assets before netting	4,194	967
Recurring basis | Level 2 | MBS call options
Derivative assets:
Total derivative assets before netting	1,935
Recurring basis | Level 3
Assets:
Mortgage loans held for sale at fair value	4,525
Mortgage servicing rights at fair value	23,070	19,798	25,698
Derivative assets:
Total derivative assets before netting	9,155	23,951
Total derivative assets	9,155	23,951	7,905
Total assets	36,750	43,749	33,603
Derivative liabilities:
Total derivative liabilities before netting	25,365	11
Total derivative liabilities	25,365	11
Recurring basis | Level 3 | Interest rate lock commitments
Derivative assets:
Total derivative assets before netting	9,155	23,951
Derivative liabilities:
Total derivative liabilities before netting	$ 25,365	$ 11